Subsidiaries - Summary of Assets Acquired and Liabilities Assumed (Detail) $ in Millions	Jul. 01, 2020 TWD ($)
Current liabilities
Provisions	$ (15)
IISI and its Subsidiaries [Member]
Current assets
Cash and cash equivalents	588
Contract assets	583
Trade notes and accounts receivable	165
Inventories	141
Prepayments	114
Other current monetary assets	114
Other current assets	75
Noncurrent assets
Property, plant and equipment	48
Right-of-use assets	70
Intangible assets	12
Deferred income tax assets	6
Other noncurrent assets	102
Current liabilities
Short-term loans	(4)
Contract liabilities	(334)
Trade notes and accounts payable	(257)
Current tax liabilities	(19)
Lease liabilities	(26)
Other payables	(266)
Provisions	(15)
Other current liabilities	(30)
Noncurrent liabilities
Deferred income tax liabilities	(3)
Lease liabilities	(45)
Net defined benefit liabilities	(32)
Other noncurrent liabilities	(5)
Identifiable assets acquired (liabilities assumed)	$ 982